RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

27   RELATED PARTY TRANSACTIONS

In 2019, 2020 and 2021, the related parties of the Company are as follows:

Name of party	Relationship

STT GDC	Principal ordinary shareholder of the Company
STT Singapore DC Pte. Ltd.	Subsidiary of STT GDC
STT DEFU 2 Pte. Ltd.	Subsidiary of STT GDC

The Company entered into the following material related party transactions.

(a)   Major transactions with related parties

		Years ended December 31,
		2019	2020	2021

Commission income	(Note)
STT Singapore DC Pte. Ltd.		624	553	546
STT DEFU 2 Pte. Ltd.		332	485	464
		956	1,038	1,010

(b)  Major balances with related parties

		As of December 31,
		2020	2021

Amount due to related parties:	(Note)
STT Singapore DC Pte. Ltd.		7,938	13,905
STT DEFU 2 Pte. Ltd.		7,422	10,239
		15,360	24,144

Note: During the year ended December 31, 2019, the Company successfully referred a customer to STT Singapore DC Pte. Ltd. and STT DEFU 2 Pte. Ltd. and recognized RMB624 and RMB332, respectively, as commission income. Income earned is based on amount billed on behalf of these two related parties to the ultimate customer amounting to RMB55,392 and RMB43,069, respectively. As of December 31, 2019, amount due to related parties represents the service fee received on behalf of the related parties for one of their customers located in China, which is recorded in accrued expenses and other payables.

During the year ended December 31, 2020, the Company recognized RMB553 and RMB485, respectively, as commission income from STT Singapore DC Pte. Ltd. and STT DEFU 2 Pte. Ltd. Income earned is based on amount billed on behalf of these two related parties to the ultimate customer amounting to RMB40,503 and RMB40,256, respectively. As of December 31, 2020, amount due to related parties represents the service fee received on behalf of the related parties for one of their customers, which is recorded in accrued expenses and other payables.

During the year ended December 31, 2021, the Company recognized RMB546 and RMB464, respectively, as commission income from STT Singapore DC Pte. Ltd. and STT DEFU 2 Pte. Ltd. Income earned is based on amount billed on behalf of these two related parties to the ultimate customer amounting to RMB45,345 and RMB39,818, respectively.  As of December 31, 2021, amount due to related parties represents the service fee received on behalf of the related parties for one of their customers, which is recorded in accrued expenses and other payables.

These amounts due to related parties are trade in nature and are settled on a recurring basis.